Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity	Adoption, Adjusted Balance Ordinary Shares Class A CNY (¥) shares	Adoption, Adjusted Balance Ordinary Shares Class B CNY (¥) shares	Adoption, Adjusted Balance Additional Paid-in Capital CNY (¥)	Adoption, Adjusted Balance Retained earnings (Accumulated Deficits) CNY (¥)	Adoption, Adjusted Balance Accumulated Other Comprehensive Income (Loss) CNY (¥)	Adoption, Adjusted Balance CNY (¥)	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class A USD ($) shares	Ordinary Shares Class B CNY (¥) shares	Ordinary Shares Class B USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Retained earnings (Accumulated Deficits) CNY (¥)	Retained earnings (Accumulated Deficits) USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 8,820	¥ 12,204	¥ 168,973,780	¥ (145,092,997)	¥ 5,118	¥ 23,906,925	¥ 8,820		¥ 12,204		¥ 168,973,780		¥ (137,544,783)		¥ 5,118		¥ 31,455,139
Balance (in Shares) | shares	13,183,308	16,816,692					13,183,308	13,183,308	16,816,692	16,816,692
Balance at Jun. 30, 2023	¥ 8,820	¥ 12,204	168,973,780	(145,092,997)	5,118	23,906,925	¥ 8,820		¥ 12,204		168,973,780		(137,544,783)		5,118		31,455,139
Balance (in Shares) at Jun. 30, 2023 | shares	13,183,308	16,816,692					13,183,308	13,183,308	16,816,692	16,816,692
Adjustments due to the adoption of ASC 326													(7,548,214)				(7,548,214)
Net loss				(8,546,000)		(8,546,000)											(8,546,000)
Foreign exchange adjustments					(1,513)	(1,513)											(1,513)
Balance at Dec. 31, 2023	¥ 8,820	¥ 12,204	168,973,780	(153,638,997)	3,605	15,359,412
Balance (in Shares) at Dec. 31, 2023 | shares	13,183,308	16,816,692
Balance (in Dollars)	¥ 8,820	¥ 12,204	¥ 168,973,780	¥ (153,638,997)	¥ 3,605	¥ 15,359,412
Balance (in Shares) | shares	13,183,308	16,816,692
Balance (in Dollars)							¥ 9,922		¥ 12,204		196,038,784		(131,841,244)		(228,872)		63,990,794
Balance (in Shares) | shares							14,707,073	14,707,073	16,816,692	16,816,692
Balance at Jun. 30, 2024							¥ 9,922		¥ 12,204		196,038,784		(131,841,244)		(228,872)		63,990,794
Balance (in Shares) at Jun. 30, 2024 | shares							14,707,073	14,707,073	16,816,692	16,816,692
Settlement of convertible notes with Class A ordinary shares							¥ 382				9,789,039						9,789,421
Settlement of convertible notes with Class A ordinary shares (in Shares) | shares							524,314	524,314
Net loss													(644,605)				(644,605)	$ (88,311)
Foreign exchange adjustments															(364,145)		(364,145)	(49,888)
Balance at Dec. 31, 2024							¥ 10,304	$ 1,522	¥ 12,204	$ 1,682	205,827,823	$ 28,198,296	(132,485,849)	$ (18,150,609)	(593,017)	$ (81,242)	72,771,465	9,969,649
Balance (in Shares) at Dec. 31, 2024 | shares							15,231,387	15,231,387	16,816,692	16,816,692
Balance (in Dollars)							¥ 10,304	$ 1,522	¥ 12,204	$ 1,682	¥ 205,827,823	$ 28,198,296	¥ (132,485,849)	$ (18,150,609)	¥ (593,017)	$ (81,242)	¥ 72,771,465	$ 9,969,649
Balance (in Shares) | shares							15,231,387	15,231,387	16,816,692	16,816,692